Related Parties	12 Months Ended
Dec. 31, 2022
Related Parties

5.	Related Party Transactions

Founders Shares

In July 2021, the Company issued an aggregate of 5,750,000 shares of common stock (the “Founder Shares”) for an aggregate purchase price of $25,000. On November 22, 2021, the Company effected a stock dividend of 0.2 shares for each share outstanding, resulting in 6,900,000 Founder Shares and 240,000 representative shares, totaling 7,140,000 being issued and outstanding. The Founder Shares include an aggregate of up to 900,000 shares subject to forfeiture by the holders to the extent that the over-allotment is not exercised in full or in part, so that the holders will collectively own 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the initial stockholders do not purchase any Public Shares in the Public Offering and excluding the Representative Shares (as defined in Note 7)). On December 1, 2021, the underwriters fully exercised their over-allotment option. As a result of the underwriters’ election to fully exercise their over-allotment option, a total of 900,000 Founder Shares are no longer subject to forfeiture.

The holders of the Founder Shares have agreed not to transfer, assign or sell any of the Founder Shares (except to certain permitted transferees) until (i) the earlier of 180 days after the completion of a Business Combination and the date on which the closing price of the common shares equals or exceeds $12.50 per share (as adjusted for share splits, share capitalizations, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination and (ii) if, subsequent to a Business Combination, the Company completes a liquidation, merger, share exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their ordinary shares for cash, securities or other property.

Administrative Service Fee

The Company presently occupies office space provided by an entity controlled by Crescendo Advisors II, LLC. Such entity agreed that until the Company consummates a Business Combination, it will make such office space, as well as general and administrative services including utilities and administrative support, available to the Company as may be required by the Company from time to time. The Company has agreed to pay an aggregate of $15,000 per month to Crescendo Advisors II, LLC, an entity controlled by a related party, for such services commencing on the effective date of the Public Offering. The company incurred and paid the affiliate $180,000 and $19,500 for the year ended December 31, 2022 and 2021, respectively.

Note — Related Party

On August 23, 2021, Eric Rosenfeld, the Company’s Chief SPAC Officer, issued a $65,000 principal amount unsecured promissory note to the Company. The note is non-interest bearing and became payable on the consummation of the Initial Public Offering. Due to the short-term nature of the note, the fair value of the note approximates the carrying amount. The Note balance was settled on November 26, 2021, shortly after the consummation of the Initial Public Offering. The facility is no longer available.

On November 5, 2021, Eric Rosenfeld, the Company’s Chief SPAC Officer, issued a $31,500 principal amount unsecured promissory note to the Company. The note is non-interest bearing and became payable on the consummation of the Public Offering. Due to the short-term nature of the note, the fair value of the note approximates the carrying amount. The Note balance was settled on November 26, 2021, shortly after the consummation of the Initial Public Offering. The facility is no longer available.

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Initial Stockholders, the Company’s officers and directors or their affiliates may, but are not obligated to, loan the Company funds from time to time or at any time, as may be required (“Working Capital Loans”). Each Working Capital Loan would be evidenced by a promissory note. The Working Capital Loans would either be paid upon consummation of a Business Combination, without interest, or, at the option of the lender, converted into units, which would be identical to the Private Units, upon consummation of a Business Combination. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2022, and 2021, respectively, no Working Capital Loans were outstanding.

Southland Holdings [Member]
Related Parties

17.	Related Parties

We have multiple business arrangements with related parties which include our own employees and officers. They are summarized in the table below.

(Amounts in thousands)		As of
Description	Balance sheet classification	December 31, 2022	December 31, 2021
Accounts receivable from employees	Accounts receivable, net	$181	$177
Accounts receivable from officers(1)	Accounts receivable, net	2,712	2,693
Accounts receivable from related parties	Accounts receivable, net	1,347	1,347
Accounts receivable from the preferred stockholders	Other noncurrent assets	645	128
Notes payable due to Southland Holdings Members	Long-term debt	9,069	8,912
Amounts due to collaborative arrangement	Accrued liabilities	18,534	19,030
Total related party transactions		$32,488	$32,287

(1)	Accounts receivable from officers was satisfied prior to consummating the Merger.

We and certain of our subsidiaries enter cost sharing arrangements when such an arrangement would be operationally efficient.

The relationships between us and our related parties could result in operating results or financial positions that could differ from those that would have been obtained if the companies were autonomous.